Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts and notes receivable, allowance for doubt accounts	$ 6,336	$ 7,571	$ 4,153
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	225,000,000	225,000,000	225,000,000
Common stock, shares issued	151,356,901	150,869,239	149,861,081
Cost of common stock held in treasury, shares	16,077,125	16,503,525	6,265,114
Common stock held in employee benefit and compensation trusts, shares	73,522	76,095	75,807